Financial Risk Management Objectives and Policies (Details 3) - AUD ($)	Jun. 30, 2019	Jun. 30, 2018
6 - 12 months [Member]
Disclosure of financial liabilities [line items]
Total
Between 1 and 2 years [Member]
Disclosure of financial liabilities [line items]
Total
Between 1 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Total
Trade and other payables [Member] | 6 - 12 months [Member]
Disclosure of financial liabilities [line items]
Total
Trade and other payables [Member] | Between 1 and 2 years [Member]
Disclosure of financial liabilities [line items]
Total
Trade and other payables [Member] | Between 1 and 5 Years [Member]
Disclosure of financial liabilities [line items]
Total
Over 5 years [Member]
Disclosure of financial liabilities [line items]
Total
Over 5 years [Member] | Trade and other payables [Member]
Disclosure of financial liabilities [line items]
Total
Less than 6 months [Member]
Disclosure of financial liabilities [line items]
Total	1,091,919	689,326
Less than 6 months [Member] | Trade and other payables [Member]
Disclosure of financial liabilities [line items]
Total	1,091,919	689,326
Contractual cash flows [Member]
Disclosure of financial liabilities [line items]
Total	1,091,919	689,326
Contractual cash flows [Member] | Trade and other payables [Member]
Disclosure of financial liabilities [line items]
Total	1,091,919	689,326
Carrying amt (assets)/liabilities [Member]
Disclosure of financial liabilities [line items]
Total	1,091,919	689,326
Carrying amt (assets)/liabilities [Member] | Trade and other payables [Member]
Disclosure of financial liabilities [line items]
Total	$ 1,091,919	$ 689,326